Offerings - Offering: 1	Feb. 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01par value per share
Amount Registered	7,000,000
Proposed Maximum Offering Price per Unit	321.94
Maximum Aggregate Offering Price	$ 2,253,580,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 311,219.4
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock which become issuable under the Registrant’s Second Amended and Restated 2018 Stock Incentive Plan (the “Amended Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number outstanding shares of the Registrant’s common stock.Estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $321.94 per share, which is the average of the high and low prices of the common stock on February 10, 2026, as reported on the Nasdaq Global Select Market.Represents 7,000,000 shares of common stock that were added to the shares authorized for issuance under the Amended Plan, pursuant to the approval of the Amended Plan approved by the Registrant’s board of directors (the “Board”) on February 27, 2025 and its stockholders on May 8, 2025.